UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.22%
Aerospace & Defense - 8.36%
BAE Systems PLC (a)	748,190	5,227,319	*
General Dynamics Corp. (b)	53,990	4,948,724
Honeywell International, Inc. (c)	73,510	6,506,370
United Technologies Corp. (c)	104,007	11,530,216
		28,212,629
Air Freight & Logistics - 0.47%
CH Robinson Worldwide, Inc.	27,270	1,598,840
Beverages - 4.09%
Coca-Cola Co. (b)(c)	343,520	13,806,069
Biotechnology - 0.52%
CSL Ltd. (a)	28,250	1,764,819
Capital Markets - 1.15%
Charles Schwab Corp.	89,910	2,200,997
T Rowe Price Group, Inc.	21,020	1,691,269
		3,892,266
Chemicals - 3.27%
Air Liquide SA (a)(b)	37,990	5,290,392
Air Products & Chemicals, Inc.	26,300	2,862,229
PPG Industries, Inc.	15,670	2,884,220
		11,036,841
Commercial Banks - 4.40%
Royal Bank Of Canada (a)(c)	223,920	14,844,407
Distributors - 0.99%
Genuine Parts Co. (b)	20,860	1,728,042
Li & Fung Ltd. (a)	1,178,400	1,603,470
		3,331,512
Diversified Financial Services - 0.64%
Mcgraw-Hill Financial, Inc.	28,910	2,153,795
Electric Utilities - 1.30%
SSE PLC (a)	201,630	4,372,453
Electrical Equipment - 1.87%
Emerson Electric Co.	94,090	6,303,089
Electronic Equipment, Instruments & Components - 0.60%
Hoya Corp. (a)	74,800	2,023,626
Food & Staples Retailing - 3.22%
Sysco Corp.	117,400	3,948,162
Woolworths Ltd. (a)	225,140	6,900,933
		10,849,095
Food Products - 6.00%
Nestle SA (a)(b)(c)	235,060	17,147,473
Unilever NV (a)	78,320	3,076,771
		20,224,244
Gas Utilities - 0.44%
Hong Kong & China Gas Co Ltd. (a)	630,100	1,484,313
Health Care Equipment & Supplies - 0.45%
Cie Generale d'Optique Essilor International SA (a)	14,430	1,512,158
Hotels, Restaurants & Leisure - 2.69%
McDonald's Corp. (c)	93,220	9,076,831
Industrial Conglomerates - 2.57%
3M Co. (c)	64,960	8,672,810
Insurance - 8.77%
Aflac, Inc. (c)	135,520	8,994,462
Chubb Corp.	53,690	5,178,401
Muenchener Rueckversicherungs AG (a)(c)	70,640	15,425,445
		29,598,308
IT Services - 5.81%
Automatic Data Processing, Inc.	41,000	3,280,820
International Business Machines Corp. (c)	80,516	14,467,115
Paychex, Inc.	42,120	1,841,908
		19,589,843
Machinery - 2.47%
Atlas Copco AB (a)	96,300	2,677,681
Dover Corp.	20,080	1,822,059
Illinois Tool Works, Inc.	48,330	3,846,101
		8,345,841
Media - 1.96%
Pearson PLC (a)	137,990	3,046,809
WPP PLC (a)	160,840	3,549,863
		6,596,672

Multiline Retail - 0.59%
Next PLC (a)		22,150	1,991,841
Multi-Utilities - 0.55%
Consolidated Edison, Inc.		33,730	1,862,233
Office Electronics - 2.42%
Canon, Inc. (a)(b)(c)		245,100	8,163,481
Oil, Gas & Consumable Fuels - 9.99%
Chevron Corp. (c)		129,920	15,907,405
Exxon Mobil Corp. (b)(c)		170,240	15,914,035
Imperial Oil Ltd. (a)		44,030	1,873,414
			33,694,854
Personal Products - 1.50%
Kao Corp. (a)		61,700	2,029,916
L'oreal SA (a)		18,050	3,016,754
			5,046,670
Pharmaceuticals - 14.59%
Eli Lilly & Co.		156,350	7,851,897
Johnson & Johnson (b)(c)		179,120	16,955,499
Roche Holdings AG (a)		62,018	17,298,373
Takeda Pharmaceutical Co. Ltd. (a)(b)		146,100	7,103,361
			49,209,130
Professional Services - 0.50%
Capita PLC (a)		104,570	1,704,590
Semiconductors & Semiconductor Equipment - 0.53%
Linear Technology Corp.		41,700	1,774,335
Specialty Retail - 3.65%
Hennes & Mauritz AB (a)		121,970	5,168,786
Ross Stores, Inc.		23,720	1,813,631
Tiffany & Co.		21,150	1,885,311
TJX Companies, Inc.		54,650	3,436,392
			12,304,120
Textiles, Apparel & Luxury Goods - 1.39%
LVMH Moet Hennessy Louis Vuitton SA (a)(b)		24,860	4,678,924
Trading Companies & Distributors - 0.47%
WW Grainger, Inc.		6,140	1,583,629
TOTAL COMMON STOCKS (Cost $283,253,410)			331,304,268

REAL ESTATE INVESTMENT TRUSTS - 1.55%
HCP, Inc. (b)		51,130	1,880,050
Public Storage		12,820	1,957,614
Realty Income Corp.		36,590	1,394,445
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,521,807)			5,232,109

SHORT-TERM INVESTMENTS - 0.26%
STIT-Treasury Portfolio 0.020% (d)		865,354	865,354
TOTAL SHORT-TERM INVESTMENTS (Cost $865,354)			865,354

Total Investments (Cost $289,640,571) - 100.03%			337,401,731
Liabilities in Excess of Other Assets - (0.03%)			(89,478)
TOTAL NET ASSETS - 100.00%			$337,312,253

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2013.

Abbreviations:

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

CALL OPTIONS	Contracts	Value
3M Co.
Expiration: January, 2014, Exercise Price: $130.00	470	258,500
Canon, Inc.
Expiration: December, 2013, Exercise Price: $35.14 (a)	2,232	10,022
Aflac, Inc.
Expiration: February, 2014, Exercise Price: $70.00	1,084	97,560
Chevron Corp.
Expiration: February, 2014, Exercise Price: $130.00	605	45,980
Coca-Cola Co.
Expiration: January, 2014, Exercise Price: $40.00	1,600	144,000
Expiration: February, 2014, Exercise Price: $42.00	1,491	62,622
Exxon Mobil Corp.
Expiration: January, 2014, Exercise Price: $90.00	740	314,500
Expiration: December, 2013, Exercise Price: $92.50	842	142,298
Honeywell International, Inc.
Expiration: January, 2014, Exercise Price: $90.00	531	66,906
International Business Machines Corp.
Expiration: January, 2014, Exercise Price: $185.00	748	149,600
iShares MSCI EAFE Index Fund
Expiration: February, 2014, Exercise Price: $69.00	1,000	44,500
Expiration: December, 2013, Exercise Price: $67.00	1,368	49,248
Johnson & Johnson
Expiration: February, 2014, Exercise Price: $97.50	800	86,400
Expiration: December, 2013, Exercise Price: $90.00	11	5,445
McDonald's Corp.
Expiration: December, 2013, Exercise Price: $100.00	844	24,476
Muenchener Rueckversicherungs AG
Expiration: December, 2013, Exercise Price: $210.62 (a)	643	568,787
Nestle SA
Expiration: January, 2014, Exercise Price: $75.02 (a)	2,185	109,684
Roche Holdings AG
Expiration: February, 2014, Exercise Price: $297.88 (a)	558	104,348
Royal Bank Of Canada
Expiration: January, 2014, Exercise Price: $69.64 (a)	1,100	28,469
United Technologies Corp.
Expiration: February, 2014, Exercise Price: $115.00	936	158,184
Total Options Written (Premiums received $1,563,916)		2,471,529

(a) Foreign issued security denominated in U.S. dollars.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

	Number			Unrealized
	of Contracts	Notional Value	Settlement	Appreciation/
Description	Purchased		Month	(Depreciation)
E-mini MSCI EAFE	9	842,940	December - 13	291
E-mini S&P 500	9	811,845	December - 13	17,904
Total Futures Contracts Purchased				18,195

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*

Cost of investments	$289,640,571
Gross unrealized appreciation on futures	18,195
Gross unrealized appreciation on investments	53,069,437
Gross unrealized appreciation on written options	255,512
Gross unrealized depreciation on investments	(5,308,277)
Gross unrealized depreciation on written options	(1,163,125)
Net unrealized appreciation	$46,871,742

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Foreign options are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of
Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the NAV, it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S.
or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a pricing service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Witholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements
and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at November 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock1	$205,044,717	$126,259,551	$-	$331,304,268
Real Estate Investment Trusts	5,232,109	-	-	5,232,109
Short-Term Investments	865,354	-	-	865,354
Total Assets	$211,142,180	$126,259,551	$-	$337,401,731
Liabilities:
Options Written	$2,471,529	$-	$-	$2,471,529
Total Liabilities	$2,767,266	$-	$-	$2,471,529

Other Financial Instruments*	$18,195	$-	$-	$18,195

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

1See the Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2013.
The Fund measures all Level activity as of the beginning and end of the fiscal period.
The Fund held no Level 3 securities during the period ended November 30, 2013.
For the period ended November 30, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	$2,471,529
Equity Contracts - Futures	Net Assets - Unrealized Appreciation*	18,195	Net Assets - Unrealized Depreciation*	-
Total		$18,195		$2,471,529

* Reflects net unrealized appreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2013 through November 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$(4,601,451)	$697,300	$(3,904,151)
Total	$(4,601,451)	$697,300	$(3,904,151)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$1,247,415	$(139,794)	$1,107,621
Total	$1,247,415	$(139,794)	$1,107,621

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     January 22, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     January 22, 2014

* Print the name and title of each signing officer under his or her signature.